INCOME TAXES	9 Months Ended
Sep. 30, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES

17. INCOME TAXES

NESR is a holding company incorporated in the British Virgin Islands, which imposes a zero percent statutory corporate income tax rate on income generated outside of the British Virgin Islands. The subsidiaries operate in multiple tax jurisdictions throughout the MENA and Asia Pacific regions where statutory tax rates generally vary from 12% to 35%.

The Company’s effective tax rate was 23%, 24%, 21% and 23.4% for the quarter ended September 30, 2020, the quarter ended September 30, 2019, the year-to-date period ended September 30, 2020, and the year-to-date period ended September 30, 2019, respectively, in the Condensed Consolidated Interim Statement of Operations. The difference in rate between periods is primarily attributable to the pre-tax income mix by country between periods, the prevalence of nondeductible costs, legal entity restructuring in certain jurisdictions, and improved structuring of capital expenditures between legal entities to minimize tax expense where possible.